Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Available-For-Sale Equity Securities) (Detail) (USD $) Share data in Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Ivanplats Limited [Member]		Oct. 31, 2012 Ivanplats Limited [Member]	Dec. 31, 2012 Aspire Mining Limited [Member]		Dec. 31, 2011 Aspire Mining Limited [Member]		Dec. 31, 2012 Entree Gold Inc. [Member]		Dec. 31, 2011 Entree Gold Inc. [Member]		Dec. 31, 2012 Emmerson Resources Limited [Member]	Dec. 31, 2011 Emmerson Resources Limited [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, Equity Interest					1.40%	[1]		19.90%	[2]	19.90%	[2]	10.70%	[3]	10.90%	[3]	8.70%	8.80%
Available-for-sale equity securities, Cost Basis	$ 36,023,000		$ 50,921,000		$ 17,938,000	[1]		$ 8,727,000	[2]	$ 27,911,000	[2]	$ 6,259,000	[3]	$ 19,957,000	[3]	$ 3,003,000	$ 2,957,000	$ 96,000	$ 96,000
Available-for-sale equity securities, Unrealized Gain (Loss)	(6,000)		17,716,000		729,000	[1]				18,925,000	[2]			(3,202,000)	[3]	(723,000)	1,775,000	(12,000)	218,000
Available-for-sale equity securities	36,017,000	[4]	68,637,000	[4]	18,667,000	[1]		8,727,000	[2]	46,836,000	[2]	6,259,000	[3]	16,755,000	[3]	2,280,000	4,732,000	84,000	314,000
Class A common shares of Ivanplats Limited received							3.7
Other-than-temporary impairment								19,200,000				13,700,000
Shares acquired										17.6
Acquired shares value										$ 7,600,000

[1]	In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited ("Ivanplats") on conversion of the Ivanplats convertible bonds (Note 7 (c)).
[2]	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited ("Aspire") based on an assessment of the fair value of Aspire. During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million.
[3]	During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. ("Entrée") based on an assessment of the fair value of Entrée.
[4]	Available-for-sale equity securities December 31, 2012 December 31, 2011 Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Equity Interest Cost Basis Unrealized Gain (Loss) Fair Value Ivanplats Limited - Class A common shares (i) 1.4% $ 17,938 $ 729 $ 18,667 - $ - $ - $ - Aspire Mining Limited (ii) 19.9% 8,727 - 8,727 19.9% 27,911 18,925 46,836 Entrée Gold Inc. (iii) 10.7% 6,259 - 6,259 10.9% 19,957 (3,202) 16,755 Emmerson Resources Limited 8.7% 3,003 (723) 2,280 8.8% 2,957 1,775 4,732 Other - 96 (12) 84 - 96 218 314 $ 36,023 $ (6) $ 36,017 $ 50,921 $ 17,716 $ 68,637 (i) In October 2012, the Company received 3.7 million Class A common shares of Ivanplats Limited ("Ivanplats") on conversion of the Ivanplats convertible bonds (Note 7 (c)). (ii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $19.2 million (2011 - $nil) against its investment in Aspire Mining Limited ("Aspire") based on an assessment of the fair value of Aspire. During 2011, Turquoise Hill acquired 17.6 million common shares of Aspire at a cost of $7.6 million. (iii) During 2012, Turquoise Hill recorded an other-than-temporary impairment of $13.7 million (2011 - $nil) against its investment in Entrée Gold Inc. ("Entrée") based on an assessment of the fair value of Entrée.